OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses consist of:

	September 30,
	2012	2013
	RMB	RMB

Payable for purchase of plant and equipment	10,158	2,458
Payable for purchase of land use rights	1,050	920
Payable for purchase of construction-in-progress	1,443	2,214
Professional fee payable	2,028	2,170
Salaries and bonus payable	18,966	12,481
Accrued interest	1,813	1,826
Accrued compensation expenses	36	-
Other taxes payable	782	821
Deposits from growers	3,425	4,084
Deposits from others	1,046	1,753
Payable for labor union, housing fund and education expenses	1,657	761
Loans from employees of Denong (note i)	310	310
Loans from third parties (note ii)	3,600	3,600
Deferred government subsidies	6,840	15,911
Others	3,590	4,474
	56,744	53,783

Note (i):	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2012 and 2013, respectively.

Note (ii):	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2012 and 2013, respectively.